CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income	$ 948	$ 1,011
Adjustments to reconcile net income to net cash (used) provided by operating activities:
Provision for loan losses	200	949
Amortization (accretion) of securities, net	21	(6)
Net change in deferred loan fees and costs	(423)	(52)
Depreciation and amortization expense	274	265
Decrease in accrued interest receivable	10	150
Income from bank-owned life insurance	(101)	(99)
Stock-based compensation expense	191	137
Excess tax provision on share-based compensation	1
Gain on sale of loans	(1,436)	(403)
Loans originated for sale	(62,456)	(19,494)
Proceeds from sale of loans	62,055	19,813
Gain on sale of other real estate owned	(19)
Write down of other real estate owned	5	10
Decrease in prepaid FDIC insurance	147	152
Net change in other assets and liabilities	216	(209)
Net cash (used) provided by operating activities	(367)	2,224
Activity in securities available for sale:
Maturities, prepayments and calls	2,181	4,052
Purchases	(6,140)	(983)
Maturities, prepayments and calls of securities held to maturity	732	885
Redemption of Federal Home Loan Bank stock	250
Loan originations, net	(2,425)	16,507
Principal balance of loans purchased	(17,398)
Principal balance of portfolio loans sold	314
Proceeds from sale of other real estate owned	94	13
Purchase of premises and equipment	(145)	(186)
Net cash (used) provided by investing activities	(22,537)	20,288
Cash flows from financing activities:
Net change in deposits	3,354	(378)
Net change in securities sold under agreements to repurchase	(573)	82
Net change in Federal Home Loan Bank advances with maturities of three months or less		(3,500)
Repayments of Federal Home Loan Bank advances with maturities greater than three months	(1,521)	(3,061)
Net change in mortgagors' escrow accounts	304	132
Purchase of vested restricted shares to treasury stock	(8)	(2)
Excess tax provision on share-based compensation	(1)
Cash received from Georgetown Bancorp, MHC due to reorganization	5
Net proceeds from issuance of common stock	9,050
Net cash provided (used) by financing activities	10,610	(6,727)
Net change in cash and cash equivalents	(12,294)	15,785
Cash and cash equivalents at beginning of period	19,083	3,298
Cash and cash equivalents at end of period	6,789	19,083
Supplementary information:
Interest paid on deposit accounts	881	1,485
Interest paid on borrowings	826	940
Income taxes paid	276	705
Loans transferred to other real estate owned	$ 253